Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

	June 30,	December 31,
	2021	2020
	(In thousands)
Computers and software	$839	$510
R&D lab equipment	609	469
Furniture and fixtures	69	40
Leasehold improvements	1,931	1,828
Total property, plant and equipment	3,448	2,847
Less accumulated depreciation and amortization	(2,229)	(1,841)
Property, plant and equipment, net	$1,219	$1,006
Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Estimated Useful Life
Equipment on lease	5 years
Computers and software	3 years
R&D lab equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of the remaining lease term or useful life of 5 years
Property and equipment, net consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Computers and software	$510	$883
R&D lab equipment	469	914
Furniture and fixtures	40	101
Leasehold improvements	1,828	1,387
Total property and equipment	2,847	3,285
Less accumulated depreciation	(1,841)	(1,829)
Property and equipment, net	$1,006	$1,456

Revenue by Geographic Area	Revenue by geographic area based on the billing address of the customers were as follows:

	Six months ended June 30,
	2021	2020
	(In thousands)
United States	$8,246	$8,631
Other	72	1,329
Total	$8,318	$9,960
Revenue by geographic area based on the billing address of the customers were as follows:

	Year ended December 31,
	2020	2019
	(In thousands)
United States	$13,046	$15,223
East Asia/Oceania	5,929	—
Total	$18,975	$15,223

Disaggregation of Revenue
The following table summarizes revenue disaggregated by products and service type:

	Six months ended June 30,
	2021	2020
	(In thousands)
3D Printers	$6,313	$9,300
Recurring Payment (defined below)	635	—
Support services	1,370	660
Total	$8,318	$9,960

The following table summarizes revenue disaggregated by products and service type:

	Year ended December 31,
	2020	2019
	(In thousands)
3D Printers	$16,965	$14,589
Recurring Payment (defined below)	350	—
Support Services	1,660	634
Total	$18,975	$15,223

Schedules of Concentration of Risk
The customer concentration for balances greater than 10% of revenues and 10% of accounts receivables, net, respectively, are presented below:

	Total Revenue		Accounts Receivable, Net
	Six months ended June 30,		June 30	December 31
	2021	2020	2021	2020
	(as a percentage)		(as a percentage)
Customer 1	21.1%	16.3%	31.6%	—%
Customer 2	18.2%	—%	41.0%	—%
Customer 3	16.8%	13.2%	<10%	<10%
Customer 4	16.3%	67.8%	<10%	85.6%
Customer 5	14.5%	—%	—%	—%

Schedule of Cash and Cash Equivalents

	June 30, 2021	December 31, 2020
	(In thousands)
Cash and cash equivalents	$11,948	$15,517
Restricted cash (Other assets)	1,200	—
Total cash and cash equivalents, and restricted cash	$13,148	$15,517

Restrictions on Cash and Cash Equivalents

	June 30, 2021	December 31, 2020
	(In thousands)
Cash and cash equivalents	$11,948	$15,517
Restricted cash (Other assets)	1,200	—
Total cash and cash equivalents, and restricted cash	$13,148	$15,517